Deferred Day 1 Profits Or Losses (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Day One Profit Or Loss [Abstract]
Summary Of Changes in Deferred Day 1 Profits Or Losses
Changes in deferred day 1 profits or losses are as follows (Unit: Korean Won in millions):

	For the years ended December 31
	2021	2022	2023
Beginning balance	6,939	29,111	17,964
New transactions	49,523	21,656	—
Amounts recognized in losses	(27,351)	(32,803)	(10,116)

Ending balance	29,111	17,964	7,848